Accounts receivable, net - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Balance at the beginning of the year	¥ 86,417	¥ 46,900	¥ 43,084
Provision for the year	55,839	39,517	8,014
Write-off			(4,198)
Balance at the end of the year	¥ 142,256	¥ 86,417	¥ 46,900